Financial Instruments - Derivative Instruments Designated as Cash Flow and Net Investment Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	$ 14,731	$ 65,495
Interest expense	138,221	132,558	$ 65,363
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	7,647	(7,067)
Forward Currency Contracts [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	(3,535)	14,220
Forward Currency Contracts [Member] | Net Investment Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	0	(518)
Forward Currency Contracts [Member] | Cost of goods sold [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	8,504	(6,203)
Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	857	864
Interest Rate Swap [Member] | Interest Expense [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		(864)
Euro Senior Notes 2016 [Member] | Net Investment Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	5,440	20,539
Senior Notes Maturing 2021 through 2026 [Member] | Net Investment Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	11,969	30,390
(Losses) Gains on Derivatives Qualifying as Hedges | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest expense	$ 857	$ 864	$ 789